Investments in joint ventures (Details 1) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Jun. 30, 2017	Dec. 31, 2016	Jun. 30, 2016	Dec. 31, 2015
Time charter revenues	$ 35,856	$ 23,345	$ 105,957	$ 67,799
Accrual historical boil-off claim (1)	0		0
Total revenues	35,856	23,345	105,957	67,799
Operating expenses	(7,976)	(7,010)	(25,003)	(19,744)
Depreciation and amortization	(5,264)	(2,647)	(15,789)	(7,912)
Operating income	15,295	20,253	64,052	37,818
Unrealized gain (loss) on derivative instruments	571	517	1,481	1,178
Net income (loss)	$ 2,508	$ 13,425	$ 25,353	$ 16,445
Share of joint ventures owned	50.00%	50.00%	50.00%	50.00%
Equity in earnings (losses) of joint ventures	$ (7,321)	$ 6,565	$ (962)	$ (2,010)
Cash and cash equivalents	18,566	20,805	18,566	20,805	$ 15,452	$ 18,915	$ 18,006	$ 32,868
Restricted cash	10,203		10,203			8,055
Total current assets	45,953		45,953			44,361
Restricted cash	13,922		13,922			14,154
Vessels, net of accumulated depreciation	683,998		683,998			342,591
Total long-term assets	1,020,438		1,020,438			766,106
Current portion of long-term debt	45,458		45,458			32,208
Derivative financial instruments	3,287		3,287			3,534
Total current liabilities	71,875		71,875			57,816
Long-term debt	446,011		446,011			300,440
Derivative financial liabilities	3,936		3,936			3,511
Other long-term liabilities	10,413		10,413			11,235
Total long-term liabilities	552,375		552,375			387,861
Accumulated losses of joint ventures	(26,848)		(26,848)			$ (25,886)
Srv Joint Gas Limited And Srv Joint Gas Two Limited [Member]
Time charter revenues	20,919	21,874	63,216	64,108
Accrual historical boil-off claim (1)	(23,700)	0	(23,700)	0
Total revenues	(2,781)	21,874	39,516	64,108
Operating expenses	(3,466)	(4,760)	(12,671)	(12,961)
Depreciation and amortization	(5,077)	(4,905)	(15,219)	(14,723)
Operating income	(11,324)	12,209	11,626	36,424
Unrealized gain (loss) on derivative instruments	3,604	8,277	7,026	(18,055)
Other financial expense, net	(7,075)	(7,510)	(21,037)	(22,850)
Net income (loss)	$ (14,795)	12,976	$ (2,385)	(4,481)
Share of joint ventures owned	50.00%		50.00%			50.00%
Share of joint ventures net income (loss) before eliminations	$ (7,398)	6,488	$ (1,193)	(2,241)
Eliminations	77	77	231	231
Equity in earnings (losses) of joint ventures	(7,321)	$ 6,565	(962)	$ (2,010)
Cash and cash equivalents	3,819		3,819			$ 9,506
Restricted cash	8,503		8,503			8,458
Other current assets	2,727		2,727			4,492
Total current assets	15,049		15,049			22,456
Restricted cash	25,173		25,173			25,107
Vessels, net of accumulated depreciation	552,882		552,882			567,187
Total long-term assets	578,055		578,055			592,294
Current portion of long-term debt	24,620		24,620			23,503
Amounts and loans due to owners and affiliates	113		113			13,654
Derivative financial instruments	11,701		11,701			13,588
Other current liabilities	37,036		37,036			20,145
Total current liabilities	73,470		73,470			70,890
Long-term debt	435,615		435,615			453,957
Loans due to owners and affiliates	6,395		6,395			1,887
Derivative financial liabilities	74,394		74,394			79,533
Other long-term liabilities	40,061		40,061			42,929
Total long-term liabilities	556,465		556,465			578,306
Net liabilities	(36,831)		(36,831)			(34,446)
Share of joint ventures net liabilities before eliminations	(18,416)		(18,416)			(17,223)
Eliminations	(8,432)		(8,432)			(8,663)
Accumulated losses of joint ventures	$ (26,848)		$ (26,848)			$ (25,886)